Other Financial Liabilities - Current	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Financial Liabilities - Current [Abstract]
OTHER FINANCIAL LIABILITIES - CURRENT

NOTE 14 — OTHER FINANCIAL LIABILITIES

Other financial liabilities consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Other financial liabilities (Current)
Lease liabilities	121,898	127,835
Liability under option agreement	88,293	91,813
Professional fees payable	47,239	48,995
	257,430	268,643

NOTE 13A — OTHER FINANCIAL LIABILITIES - CURRENT

Other financial liabilities – current consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Lease liabilities	$127,835	$135,478
Liability under option agreement	91,813	94,118
Professional fees payable	48,995	14,059
Total	$268,643	$243,655

Lease

In case of assets taken on lease

The Group has elected not to recognize right to use assets and lease liabilities for short term leases that have lease term of 12 months or less and lease of low value assets. The Group recognize the lease payments associated with these leases as an expense on straight line basis over the lease term.

The Group has taken various residential, office and godown premises under operating lease agreements. These are generally cancellable and are renewable by mutual consent on mutually agreed terms. There are no sublease payments expected to be received under non-cancellable subleases at the balance sheet date and no restriction is imposed by lease arrangements.

Lease payments for the year recognized in the Statement of Profit and Loss: 2025 - $35,651, 2024 - $17,579 and in 2023 - $15,327.

Rights of use of assets – office premises

The Group recognized a right to use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentive received.

The right to use asset is subsequently depreciated using the straight-line method. The estimated useful lives of right of use assets are determined on the same basis as those of property plant and equipment. In addition, the right of use asset is periodically reduced by the impairment losses, if any, adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if the rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses incremental borrowing rate as the discount rate.

The lease liability is measured at amortized cost using the effective interest method.

The Group present right of use asset that do not meet the definitions of investment property in “property, plant and equipment” and lease liabilities in “loans and borrowings” in the statement of financial position.

For Rights of Use of office premises movements and amortization, refer to note 9.